Segment information	12 Months Ended
Dec. 31, 2023
Segment information
Segment information

Note 3: Segment information

(i) The Group reports under two segments: Trading and manufacturing, and Engineering.

Operating income represents total revenues less operating expenses, excluding other expense, interest and income taxes. The identifiable assets by segment are those used in each segment’s operations. Intersegment transactions are not significant and have been eliminated to arrive at consolidated totals.

	Year ended December 31,
	2023	2022	2021
	US$’000	US$’000	US$’000
Revenue
Trading and manufacturing	12,143	9,332	9,619
Engineering	5,797	5,617	11,769
	17,940	14,949	21,388
Operating (loss) / income
Trading and manufacturing	377	(246)	130
Engineering	(438)	590	846
Unallocated corporate expenses	(188)	(230)	(205)
	(249)	114	771

	Year ended December 31,
	2023	2022	2021
	US$’000	US$’000	US$’000
Depreciation:
Trading and manufacturing	11	28	32
Engineering	4	5	6
	15	33	38
Capital expenditures, gross
Trading and manufacturing	3	2	1
Engineering	2	5	3
	5	7	4

	December 31,
	2023	2022
	US$’000	US$’000
Assets
Trading and manufacturing	8,229	13,637
Engineering	13,891	5,726
	22,120	19,363
Liabilities
Trading and manufacturing	3,605	1,300
Engineering	2,035	3,257
	5,640	4,557

(ii) Geographical analysis of revenue by customer location is as follows:

	Year ended December 31,
	2023	2022	2021
	US$’000	US$’000	US$’000
Revenue -
The PRC	7,125	5,878	13,217
Hong Kong	9,879	7,174	7,937
Others	936	1,897	234
	17,940	14,949	21,388

(iii) Long-lived assets (1)

Geographical analysis of long-lived assets is as follows:

	December 31,
	2023	2022
	US$’000	US$’000

Hong Kong	6	8
The PRC	162	171
	168	179

(1) Long-lived assets represent property, plant and equipment, net.

(iv) Major suppliers

Details of individual suppliers accounting for more than 5% of the Group’s purchases are as follows:

	Year ended December 31,
	2023	2022	2021

Supplier A	42%	33%	42%
Supplier B	23%	21%	13%
Supplier C	7%	6%	6%
Supplier D	5%	5%	6%
Supplier E	-	-	5%
Supplier F	-	5%	-
Supplier G	-	5%	-

(v) Major customers

Details of individual customers accounting for more than 5% of the Group’s revenue are as follows:

	Year ended December 31,
	2023	2022	2021

Customer A	14%	18%	15%
Customer B	10%	9%	-
Customer C	7%	-	-
Customer D	5%	-	-
Customer E	5%	6%	-
Customer F	-	-	17%
Customer G	-	-	9%
Customer H	-	-	7%